Plan Interest In Master Trust - Summary of Net Investment Income for Master Trust (Details) - EBP 005	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Master Trust [Line Items]
Interest and dividends	$ 5,204,041
Net investment appreciation	32,060,368
Net investment income	72,985,579
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Interest and dividends	18,836,797
Net investment appreciation	365,038,439
Net investment income	$ 383,875,236